Property, Plant and Equipment - Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	$ 3,763	$ 4,741
Additions	1,294	2,585
Disposals	(352)	(2,841)
Depreciation expense	(1,338)	(2,151)	$ (2,724)
Reclassification	50
Impairment loss	(491)	(281)
Adjustment to make good asset	14
Foreign exchange movements	97	1,669
Balance at the end of the year	3,037	3,763	4,741
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	3,264	2,728
Additions	191	1,501
Disposals	(28)	(105)
Depreciation expense	(461)	(982)
Reclassification	(1,070)
Impairment loss	(213)
Adjustment to make good asset	14
Foreign exchange movements	69	122
Balance at the end of the year	1,766	3,264	2,728
Plant, Furniture, Fittings and Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the beginning of the period	499	2,013
Additions	1,103	1,084
Disposals	(324)	(2,736)
Depreciation expense	(877)	(1,170)
Reclassification	1,120
Impairment loss	(278)	(239)
Adjustment to make good asset
Foreign exchange movements	28	1,547
Balance at the end of the year	$ 1,271	$ 499	$ 2,013